N-2 - USD ($)				3 Months Ended
		Nov. 22, 2024	Nov. 20, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001607997
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Nuveen Minnesota Quality Municipal Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	*
Offering Costs (1)	0.87%
Dividend Reinvestment Plan Fees (2)	$2.50

*
The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

(1)	Assuming a Common Share offering price of $13.35 (the Fund’s closing price on the NYSE on November 20, 2024).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.87%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	1.03%
Interest and Other Related Expenses (4)	3.08%
Other Expenses (5)	0.19%
Total Annual Expenses	4.30%
(3)	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended May 31, 2024.
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended May 31, 2024. The types of leverage used by the Fund for the fiscal year ended May 31, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	1.03%
Interest Expenses on Borrowings [Percent]	[4],[5]	3.08%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.19%
Total Annual Expenses [Percent]	[4]	4.30%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$61	$147	$233	$456
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)
The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 61
Expense Example, Years 1 to 3	[7]	147
Expense Example, Years 1 to 5	[7]	233
Expense Example, Years 1 to 10	[7]	$ 456
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Assuming a Common Share offering price of $13.35 (the Fund’s closing price on the NYSE on November 20, 2024).
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low NAV of the Common Shares, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Shares. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Market Price		NAV		Premium/(Discount) to NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
August 2024	$12.92	$10.80	$12.79	$12.44	0.99%	(13.18)%
May 2024	$11.35	$10.74	$12.83	$12.42	(11.54)%	(13.53)%
February 2024	$11.25	$10.85	$12.83	$12.56	(12.31)%	(13.61)%
November 2023	$10.69	$9.22	$12.47	$11.14	(14.27)%	(17.24)%
August 2023	$11.30	$10.53	$12.73	$12.28	(11.23)%	(14.25)%
May 2023	$12.10	$10.88	$12.88	$12.48	(6.06)%	(12.82)%
February 2023	$12.38	$11.23	$13.11	$12.59	(5.57)%	(10.80)%
November 2022	$14.81	$10.37	$12.90	$11.52	14.80%	(9.98)%
August 2022	$15.75	$14.49	$13.43	$13.43	17.27%	7.89%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on November 20, 2024, was $12.63, $13.35 and 5.70%, respectively. As of November 20, 2024, the Fund had 5,792,271 Common Shares outstanding, and net assets applicable to Common Shares of $73,171,691. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Lowest Price or Bid				$ 10.80	$ 10.74	$ 10.85	$ 9.22	$ 10.53	$ 10.88	$ 11.23	$ 10.37	$ 14.49
Highest Price or Bid				12.92	11.35	11.25	10.69	11.30	12.10	12.38	14.81	15.75
Lowest Price or Bid, NAV				12.44	12.42	12.56	11.14	12.28	12.48	12.59	11.52	13.43
Highest Price or Bid, NAV				$ 12.79	$ 12.83	$ 12.83	$ 12.47	$ 12.73	$ 12.88	$ 13.11	$ 12.90	$ 13.43
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.99%	(11.54%)	(12.31%)	(14.27%)	(11.23%)	(6.06%)	(5.57%)	14.80%	17.27%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(13.18%)	(13.53%)	(13.61%)	(17.24%)	(14.25%)	(12.82%)	(10.80%)	(9.98%)	7.89%
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price			$ 13.35
NAV Per Share			$ 12.63
Latest Premium (Discount) to NAV [Percent]			5.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			5,792,271
Common Shares Adjusted For Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 12.69
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			6,392,271

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. If the Common Shares are sold to or through underwriters in an offering that is not made at-the-market, the applicable Prospectus Supplement will set forth any other applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Assuming a Common Share offering price of $13.35 (the Fund’s closing price on the NYSE on November 20, 2024).
[4]	Stated as percentages of average net assets attributable to Common Shares for the fiscal year ended May 31, 2024.
[5]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended May 31, 2024. The types of leverage used by the Fund for the fiscal year ended May 31, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
[6]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[7]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.